Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 36,071	$ 26,210	$ 6,761
Percent of Total, Trading container sales proceeds		100.00%	100.00%	100.00%
Percent of Total, Gain on sale of containers, net		100.00%	100.00%	100.00%
Trading Containers
Segment Reporting Information [Line Items]
Revenue	[1]	$ 19,568	$ 4,758	$ 15,628
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 18,593	$ 18,321	$ 6,015
Percent of Total, Trading container sales proceeds		67.00%	70.40%	74.50%
Percent of Total, Gain on sale of containers, net		51.50%	69.90%	89.00%
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 13,117	$ 3,349	$ 11,647
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 9,622	$ 2,994	$ 1,576
Percent of Total, Trading container sales proceeds		17.80%	12.50%	6.60%
Percent of Total, Gain on sale of containers, net		26.70%	11.40%	23.30%
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 3,487	$ 593	$ 1,033
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 7,043	$ 5,002	$ 1,855
Percent of Total, Trading container sales proceeds		14.80%	17.20%	18.90%
Percent of Total, Gain on sale of containers, net		19.50%	19.10%	27.40%
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 2,893	$ 816	$ 2,948
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Trading container sales proceeds		0.00%	0.00%	0.00%
Percent of Total, Gain on sale of containers, net		0.00%	0.00%	0.00%
All other international
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 813	$ (107)	$ (2,685)
Percent of Total, Trading container sales proceeds		0.40%	0.00%	0.00%
Percent of Total, Gain on sale of containers, net		2.30%	(0.40%)	(39.70%)
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 71

[1]	Amounts for the years ended December 31, 2017 and 2016 have been reclassified to conform with 2018 presentation (see Note 1 (t) “Reclassifications and Changes in Presentation”).